UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Institutional International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Shareholders

Institutional Global Value Equity Fund	April 30, 2017

Highlights

●	Global stocks were very strong in the first half of the fund’s fiscal year.
●	The fund outperformed its benchmark and peer group in the period.
●	Our relative performance benefited from strong stock selection in consumer staples, telecommunication services, and industrials and business services, while stock selection in Japan was most helpful on a country basis.

●	Now that a sentiment-led, deep value cycle has faded, we expect that value investors who focus instead on solid execution will benefit.

The views and opinions in this report were current as of April 30, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Institutional Global Value Equity Fund

Dear Investor

Global stocks performed very well in the six months ended April 30, 2017, the first half of our fund’s fiscal year. The election of Donald Trump as U.S. President just days after our reporting period began set off a global market rally, fed by hopes for faster growth and higher interest rates. Investors also welcomed signs that global growth was picking up even before the election, helped by stimulus measures in China. We are pleased to report that your fund recorded a strong gain in this environment and outpaced its benchmark and peer group.

As shown in the Performance Comparison table, the Institutional Global Value Equity Fund returned 13.69% over the six months ended April 30, 2017. The fund outperformed the MSCI World Index and, by a wider margin, its Lipper peer group. Stock selection in the consumer staples, industrials and business services, and telecommunication services sectors provided the largest boost to relative results, while our materials and consumer discretionary holdings detracted somewhat. Our sector weightings were modestly positive overall, with the biggest boost coming from our overweight to the financials sector. On a regional basis, our stock selection in Japan provided the biggest lift by a wide margin, followed by our U.S. holdings, while stock selection in Canada was our largest detractor.

Market Environment

Global stocks were very strong in the first half of the fund’s fiscal year. The election of Donald Trump on November 8, one week after our reporting period began, sparked a powerful rally in anticipation of faster growth and higher interest rates. While the implications of the “Trump trade” were particularly clear for the U.S., enthusiasm spread globally that his election would mark a turn away from austerity and toward fiscal stimulus and deregulation. Although expectations for quick action on tax reform and infrastructure investment diminished in early 2017, markets generally managed to build on their gains as investors reacted to improved corporate profit growth and signs of a synchronized upturn in the global economy.

European stocks—led by Austria, Sweden, and the formerly struggling peripheral markets of Spain and Italy—were particularly strong. Data suggested that growth on the Continent was picking up in early 2017, and investors may have been encouraged that the tide of anti-European Union (EU) populism was receding. Stocks gathered new momentum in April as the likelihood increased of a centrist and pro-EU candidate prevailing in the French presidential elections—an outcome that was realized in the election of Emmanuel Macron on May 7 shortly after our reporting period ended. While the UK posted a solid double digit return, its market lagged the rest of the region as worries persisted over how the country would fare in negotiations over its departure from the EU. A rise in the pound bolstered dollar-based returns, however.

Japan lagged other major markets by some margin, but this was largely due to a steep drop in the yen in late 2016, which weighed heavily on returns for U.S. investors. The weaker currency boosted the competitiveness of Japan’s massive export sector, however, and several signs suggested that domestic economic growth and inflation were picking up momentum. Gains were also muted in resource-rich Canada, which felt the burden of plateauing oil prices.

On a sector basis, financials stocks performed best, helped by expectations for higher interest rates and, in the U.S., deregulation under the Trump administration. Industrials and consumer discretionary shares were also strong as global growth expectations improved. The returns from energy and telecommunication services were more muted, as were interest rate-sensitive real estate and utilities shares. Although value stocks significantly outperformed in the “Trump trade” following the election, growth shares made a comeback in early 2017 and ended the six months with moderately better gains.

Portfolio Review

The fund’s gains were broadly distributed over the past six months, with most sectors in the portfolio contributing to results. Our outperformance in the consumer staples segment was due in large part to the strong performance of our tobacco holdings, Philip Morris International and British American Tobacco (BAT). Both companies have benefited from their leading positions in the market for “heat-not-burn” cigarettes, which are rapidly becoming popular for their reduced health risks and ease of use. BAT’s “glo” system in particular is seeing rapid growth in its Japanese launch market and its introduction elsewhere, alongside the “Raptor” vaping system, is likely to unleash considerable remaining upside in the company’s shares. In addition, BAT had previously owned 42% of Reynolds American, but its purchase of the remaining 58% of the company in January—a deal worth over $49 billion—should be a driver of future value for the company. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the fund.)

The fund and its benchmark have only a small position in the telecommunication services sector, but our holding of T-Mobile US provided a significant lift to both absolute and relative results. The company continues to disrupt the formerly staid wireless market in the U.S., adding subscribers at a rapid clip by undercutting on price, while still growing profit margins. The stock has also benefited from speculation that the company will be the target of a takeover. Luxembourg-listed Millicom International Cellular (headquartered in Sweden with most of its operations in Latin America and Africa) and the Netherland’s VEON were also strong, but Bezeq, the Israeli telecommunications company, and Japan’s Nippon Telegraph & Telephone detracted from results.

The favorable performance of our industrials and business services holdings was due to good results across a range of industries. Our standout here was French commercial services firm Spie, which has continued to report solid growth in earnings and free cash flow. The company recently made a well-considered acquisition of a German rival, and we are optimistic that earnings will increase further once conditions improve in its oil and gas services business. Japanese machined parts maker Minebea Mitsumi and U.S. defense firm Harris were also strong. A new position in Japan’s Toshiba conglomerate performed poorly for the period, although it has gathered strength recently. Hertz Global Holdings weighed on results before we eliminated the position. Given new data on used car prices, we realized that the sector was starting a severe down cycle that would impair Hertz’s balance sheet to a much larger extent than we realized when we initiated the position.

Our health care holdings provided a further boost to both relative and absolute results. U.S. managed care company Anthem was the top overall contributor to the portfolio over the past six months on both an absolute and relative basis. The company managed to beat fourth-quarter earnings estimates, and investors rewarded its decision to back out of a merger with rival Cigna. Diminishing fears that health care providers would suffer under changes to the Affordable Care Act helped Cigna as well as UnitedHealth Group and Aetna.

Our information technology holdings also boosted results, although successful stock selection was largely offset by our considerable underweight to what was a top-performing sector. Apple performed well for us as iPhone 7 sales surprised on the upside and investors grew more optimistic about the launch of a 10-year anniversary iPhone later in 2017. The market also seemed to welcome the prospect that the company might be able to repatriate its massive overseas earnings following proposed tax reforms.

In a reversal of the above pattern, our stock selection in financials weighed on relative returns, while our overweight helped compensate. We saw good results from our exposure to large, high-quality U.S. banks, including JPMorgan Chase and Citigroup, which benefited from the rising rate environment and hopes for deregulation under the Trump administration. These results were partially offset, however, by Canada’s Fairfax Financial Holdings, which reported poor earnings due to losses in its investment portfolio. South Korea’s Hyundai Marine & Fire Insurance was also weak, and we sold out of both positions.

In terms of other changes to the portfolio, our largest purchase over the past six months was Wells Fargo, the fourth-largest bank in the U.S., which should eventually benefit from improving loan growth, higher lending margins, and lower compliance expenses. The bank’s troubles following its unauthorized cross-selling to consumers are well known in the U.S., but we are confident that management is taking appropriate remedial actions to clean up the bank’s reputation. Our second-largest purchase was a new position in Swiss pharmaceutical firm AstraZeneca, whose promising pipeline of oncology drugs is undervalued by the market, in our opinion. Cost reductions as part of a restructuring program should also help the stock. Expectations for improved efficiencies helped guide our third-largest purchase, U.S. food and uniform rental services firm Aramark.

We have begun to see more opportunities arise in emerging markets, where we have a small, out-of-benchmark position. In March, we visited South Korea, where we came away with several new investment ideas and a general sense that the market is following Japan’s encouraging example in recent years. The government is pursuing economic reforms, particularly in its pension system, while corporations are becoming more responsive to shareholders. Samsung Electronics, South Korea’s largest company, was one of our leading contributors over the period, helped by improving margins in its memory chip business and improvements in its smartphone business.

Investment Outlook

After handily outperforming in 2016, global value stocks lagged their growth counterparts considerably in the opening months of 2017. According to MSCI indexes, value stocks returned 5.07% in the first four months of the year, while growth shares returned 11.43%—a reflection, in part, of the resurgence of fast-growing technology shares in the U.S. Conversely, the strong gains in the financials sector, which is heavily weighted in the value benchmarks, have faded as expectations for higher interest rates have moderated. Value-oriented energy shares have also pulled back as oil prices have slipped from their highs at the beginning of the year.

Value stocks may regain some relative momentum in the coming months, but we suspect that the deep value cycle that began with Donald Trump’s election may have proved short-lived. As enthusiasm over a new era of stimulus and deregulation moderates, we anticipate that investors will turn their focus from expectations to the “hard” data of economic performance and corporate profits. A gradually improving growth and earnings environment should reward those value investors who focus on solid execution versus changes in sentiment.

As always, we will continue to rely on our research-driven, bottom-up approach to find undervalued stocks for our shareholders. I am pleased to work with T. Rowe Price’s global team of analysts, who are experts in the industries they cover, in the search for these opportunities, and I look forward to reporting on our results in six months.

Thank you for your confidence and for investing with T. Rowe Price.

Respectfully submitted,

Sebastien Mallet
Chairman of the fund’s Investment Advisory Committee

May 17, 2017

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of International Investing

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk (a decline in the value of a foreign currency versus the U.S. dollar), which reduces the dollar value of securities denominated in that currency.

Glossary

Lipper averages: The averages of available mutual fund performance returns for specified periods in categories defined by Lipper Inc.

MSCI World Index: A capitalization-weighted index of stocks from developed and emerging markets worldwide.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Portfolio Highlights

Performance and Expenses
T. Rowe Price Institutional Global Value Equity Fund

Growth of $1 Million

This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Institutional Global Value Equity Fund
(Unaudited)

For a share outstanding throughout each period					
	6 Months Ended 4/30/17	Year Ended 10/31/16	10/31/15	10/31/14	10/31/13	7/26/12[1] Through 10/31/12
NET ASSET VALUE						
Beginning of period	$ 11.61	$ 12.41	$ 14.35	$ 13.81	$ 10.79	$ 10.00
Investment activities						
Net investment income[2]	0.10[3]	0.22[3]	0.21[3]	0.20[3]	0.21[3]	0.04[3]
Net realized and unrealized gain / loss	1.47	–[4]	(0.08)	1.38	2.96	0.75
Total from investment activities	1.57	0.22	0.13	1.58	3.17	0.79
Distributions						
Net investment income	(0.23)	(0.20)	(0.20)	(0.19)	(0.10)	–
Net realized gain	(0.04)	(0.82)	(1.87)	(0.85)	(0.05)	–
Total distributions	(0.27)	(1.02)	(2.07)	(1.04)	(0.15)	–
NET ASSET VALUE						
End of period	**$ 12.91**	**$ 11.61**	**$ 12.41**	**$ 14.35**	**$ 13.81**	**$ 10.79**
Ratios/Supplemental Data						
Total return[5]	**13.69%[3]**	**2.12%[3]**	**1.28%[3]**	**12.15%[3]**	**29.72%[3]**	**7.90%[3]**
Ratio of total expenses to average net assets	0.75%[3][6]	0.75%[3]	0.75%[3]	0.75%[3]	0.75%[3]	0.75%[3][6]
Ratio of net investment income to average net assets	1.68%[3][6]	1.95%[3]	1.66%[3]	1.44%[3]	1.76%[3]	1.54%[3][6]
Portfolio turnover rate	38.9%	108.3%	99.0%	88.1%	80.8%	13.5%
Net assets, end of period (in thousands)	$ 10,388	$ 8,910	$ 9,070	$ 10,056	$ 9,664	$ 7,551

(1) Inception date
(2) Per share amounts calculated using average shares outstanding method.
(3) Excludes expenses in excess of a 0.75% contractual expense limitation in effect through 2/28/18.
(4) Amounts round to less than $0.01 per share.
(5) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.
(6) Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Institutional Global Value Equity Fund
April 30, 2017 (Unaudited)

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2017. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 4/30/17	Value 10/31/16
T. Rowe Price Government Reserve Fund	¤	¤	$ –	$ 100	$ 259
T. Rowe Price Short-Term Fund	¤	¤	–^	142	113
Totals			$ –	$ 242	$ 372

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 242
Dividend income	–
Interest income	–
Investment income	$ –
Realized gain (loss) on securities	$ –
Capital gain distributions from mutual funds	$ –

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Global Value Equity Fund
April 30, 2017 (Unaudited)
($000s, except shares and per share amounts)

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Global Value Equity Fund
(Unaudited)
($000s)

6 Months Ended 4/30/17
Investment Income (Loss)		
Income		
Dividend (net of foreign taxes of $8)	$	116
Securities lending		1
Total income		117
Expenses		
Investment management		31
Prospectus and shareholder reports		6
Custody and accounting		83
Registration		16
Legal and audit		18
Miscellaneous		7
Waived / paid by Price Associates		(125)
Total expenses		36
Net investment income		81
Realized and Unrealized Gain / Loss		
Net realized gain (loss)		
Securities		309
Foreign currency transactions		13
Net realized gain		322
Change in net unrealized gain / loss		
Securities		837
Other assets and liabilities denominated in foreign currencies		(2)
Change in net unrealized gain / loss		835
Net realized and unrealized gain / loss		1,157
INCREASE IN NET ASSETS FROM OPERATIONS	**$**	**1,238**

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Global Value Equity Fund
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Global Value Equity Fund
April 30, 2017 (Unaudited)

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Value Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2017:

There were no material transfers between Levels 1 and 2 during the six months ended April 30, 2017.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2017, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2017, the fund held foreign exchange derivatives with a fair value of $1,000, included in unrealized gain on forward currency exchange contracts, and $3,000, included in unrealized loss on forward currency exchange contracts, on the accompanying Statement of Assets and Liabilities.

Additionally, during the six months ended April 30, 2017, the fund recognized $15,000 of realized gain on Foreign Currency Transactions and a $(3,000) change in unrealized gain/loss on Foreign Currency Transactions related to its investments in foreign exchange derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in derivatives, such as bilateral swaps, forward currency exchange contracts, or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. As of April 30, 2017, no collateral was pledged by either the fund or counterparties for bilateral derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2017, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 3% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2017, the value of loaned securities was $136,000; the value of cash collateral and related investments was $142,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $4,176,000 and $3,702,000, respectively, for the six months ended April 30, 2017.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2017, the cost of investments for federal income tax purposes was $8,727,000. Net unrealized gain aggregated $1,770,000 at period-end, of which $1,987,000 related to appreciated investments and $217,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax, and capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At April 30, 2017, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through February 28, 2018. During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses (excluding interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.75%. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation in effect at the time of the waiver. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, $125,000 of expenses were waived/paid by Price Associates during the six months ended April 30, 2017. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $739,000 remain subject to repayment by the fund at April 30, 2017.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2017, expenses incurred pursuant to these service agreements were $42,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

As of April 30, 2017, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 700,000 shares of the fund, representing 87% of the fund’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2017, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement and Subadvisory Agreement

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as the continuation of the investment subadvisory agreement (Subadvisory Contract) that the Advisor has entered into with T. Rowe Price International Ltd (Subadvisor) on behalf of the fund. In that regard, at an in-person meeting held on March 6–7, 2017 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and Subadvisor and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor and Subadvisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor and Subadvisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor and Subadvisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s and Subadvisor’s senior management teams and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor and Subadvisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the one-, two-, three-, and four-year periods as of September 30, 2016, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates, including the Subadvisor) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor and Subadvisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to an expense limitation agreed to by the Advisor). Under the Subadvisory Contract, the Advisor may pay the Subadvisor up to 60% of the advisory fee that the Advisor receives from the fund. Although the fund’s management fee does not consist of a group fee component, the assets of the fund are still included toward the calculation of a group fee rate, which declines at certain asset levels and is based on the combined average net assets of most of the T. Rowe Price funds. In addition, the fund’s shareholders benefit from economies of scale in the form of declining operating expenses as the fund grows in size, and the fund has a contractual expense limitation in place to reduce the burden of higher operating costs to shareholders until the fund reaches greater scale. The Board concluded that the advisory fee structure for the fund continued to be appropriate and provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and non-management expenses of the fund to a group of competitor funds selected by Broadridge (Expense Group); and (ii) total expenses, actual management fees, and non-management expenses of the fund to a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflects the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 15, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 15, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date June 15, 2017